Earnings/(Loss) Per Share (Details) - Schedule of Basic and Diluted Net (Loss)/Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss)/income	$ 2,811	$ (19,853)	$ (46,041)
Net (loss)/income attributable to ordinary shareholders of the Company for computing basic net (loss)/earnings per share	$ 2,811	$ (19,853)	$ (46,041)
Denominator:
Weighted average number of ordinary shares outstanding used In calculating basic net (loss)/earnings per share (in Shares)	371,726,318	312,485,140	285,979,036
Basic net (loss)/earnings per ordinary share (in Dollars per share)	$ 0.01	$ (0.06)	$ (0.16)